SIGNIFICANT TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
Schedule of detailed information about business combination	The provisional fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	77
Current assets
Cash and cash equivalents	2
Other current assets	1
Fair value of identifiable net assets	80
Goodwill resulting from acquisition	80
Purchase consideration	160
The following table shows the details of cash outflow during the three-months ended March 31, 2026:

March 31, 2026
Cash outflow, net of cash acquired
Cash consideration	160
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	158
The provisional fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property, plant & equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the three-months ended March 31, 2026:

March 31, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Net outflow of cash - investing activities	7